BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund
(the “Fund”)

Supplement dated May 3, 2019
to the Prospectus dated October 28, 2018

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.
Effective as of June 1, 2019, Lyle Fitterer will no longer serve as a portfolio manager for the portion of the Fund’s assets allocated to Wells Capital Management, Inc. (“WellsCap”). Accordingly, as of June 1, 2019, all references to Lyle Fitterer are deleted.

II.
Adrian Van Poppel, Wendy Casetta and Bruce R. Johns have been added as portfolio managers for the portion of the Fund’s assets allocated to WellsCap. Accordingly, the Prospectus is hereby supplemented as described below.

1.   The table entitled “WellsCap” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is replaced with the following:

WellsCap

Portfolio Manager	Position with WellsCap	Length of Service to the Fund
Lyle J. Fitterer, CFA, CPA	Senior Portfolio Manager, Co-Head of Global Fixed Income, and Head of Municipal Fixed Income team	Since Inception*
Robert J. Miller	Senior Portfolio Manager	Since Inception
Adrian Van Poppel	Senior Portfolio Manager	Since April 2019
Wendy Casetta	Senior Portfolio Manager	Since April 2019
Bruce R. Johns	Portfolio Manager	Since April 2019

* Mr. Fitterer has announced his intention to retire from WellsCap on July 1, 2019. In connection therewith, he will no longer serve as a portfolio manager for the Fund effective June 1, 2019.

2.   The information under “WellsCap” in the sub-section entitled “Sub-advisers and Portfolio Managers – Municipal Bond Fund” under the section entitled “Management of the Funds” is replaced with the following:

WellsCap, 525 Market Street, 12th Floor, San Francisco, CA 94105, serves as a Sub-adviser to the Municipal Bond Fund under a sub-advisory agreement with the Adviser on behalf of the Fund. WellsCap is registered as an investment adviser with the SEC. WellsCap is a wholly-owned subsidiary of Wells Fargo Asset Management Holdings, LLC which in turn is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. As of June 30, 2018, WellsCap had assets under management of approximately $384.3 billion.

Portfolio Managers:

Lyle J. Fitterer, CFA, CPA and Robert J. Miller have been portfolio managers of the Municipal Bond
Fund since its inception. Adrian Van Poppel, Wendy Casetta and Bruce R. Johns have been portfolio managers of the Municipal Bond Fund since April 2019.

Mr. Fitterer joined WellsCap in 1989. He currently serves as a Senior Portfolio Manager and is the Co-Head of Wells Fargo Asset Management’s Global Fixed Income team. He is also head of the Municipal Fixed
Income team.

Mr. Miller joined WellsCap in 2008 where he currently serves as a Senior Portfolio Manager with the Municipal Fixed Income team.

Mr. Van Poppel joined WellsCap in 1997 where he currently serves as a Senior Portfolio Manager with the     Municipal Fixed Income team.

Ms. Casetta joined WellsCap or one of its predecessor firms in 1998, where she currently serves as a Senior Portfolio Manager with the Tax-Exempt Fixed Income team.

Mr. Johns joined WellsCap or one of its predecessor firms in 1998, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Municipal Fixed Income team.

BRIDGE BUILDER TRUST (the “Trust”)

Bridge Builder Municipal Bond Fund
(the “Fund”)

Supplement dated May 3, 2019
to the Statement of Additional Information (“SAI”) dated October 28, 2018

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

I.
Effective as of June 1, 2019, Lyle Fitterer will no longer serve as a portfolio manager for the portion of the Fund’s assets allocated to Wells Capital Management, Inc. (“WellsCap”). Accordingly, as of June 1, 2019, all references to Lyle Fitterer are deleted.

II.
Adrian Van Poppel, Wendy Casetta and Bruce R. Johns have been added as portfolio managers for the portion of the Fund’s assets allocated to WellsCap. Accordingly, the SAI is hereby supplemented as described below.

1.           The following information is added to the table in the sub-section entitled “Wells Capital Management, Inc. (“WellsCap”) – Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – Municipal Bond Fund”:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Adrian Van Poppel	3	$716.21	0	$0	21	$1,076.24
Wendy Casetta	6	$10,906.03	0	$0	10	$1,867.12
Bruce R. Johns	6	$4,591.96	0	$0	0	$0

(1)	Provided as of December 31, 2018.